Convertible Note Receivable (Tables)	6 Months Ended
Jun. 30, 2019
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Schedule of the Company's Convertible Note Receivable

A continuity schedule of the Kutcho Convertible Note from January 1, 2018 to June 30, 2019 is presented below:

(in thousands)	Convertible Note Receivable

At January 1, 2018	$15,777
Fair value gain (loss) reflected in net earnings	(1,388)
At March 31, 2018	$14,389
Fair value gain (loss) reflected in net earnings	99
At June 30, 2018	$14,488
Fair value gain (loss) reflected in net earnings	(1,589)
At December 31, 2018	$12,899
Fair value gain (loss) reflected in net earnings	871
At March 31, 2019	$13,770
Fair value gain (loss) reflected in net earnings	(1,934)

At June 30, 2019	$11,836